Organization and principal activities (Tables)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Schedule of Principal Subsidiaries
Entity	Place of incorporation	Date of incorporation	Relationship	% of direct or indirect economic ownership	Principal activities
UCLOUDLINK (HK) LIMITED	Hong Kong	2 September 2014	Subsidiary	100%	Holding company
HONG KONG UCLOUDLINK NETWORK TECHNOLOGY LIMITED	Hong Kong	25 October 2010	Subsidiary	100%	Holding company, information technology services and sales of terminals and data related products
Shenzhen Ucloudlink Technology Limited	PRC	9 July 2015	Subsidiary	100%	Technology research and development
Shenzhen uCloudlink Co., Ltd.	PRC	7 June 2018	Subsidiary	100%	Hardware exportation
Beijing uCloudlink Technology Co., Ltd. (“Beijing uCloudlink”)	PRC	29 January 2015	Subsidiary	100%	Holding company
UCLOUDLINK (SINGAPORE) PTE.LTD	Singapore	15 May 2017	Subsidiary	100%	Sales and marketing
UCLOUDLINK (UK) CO. LTD	UK	13 October 2014	Subsidiary	100%	Sales and marketing
Ucloudlink (America), Ltd.	USA	1 August 2016	Subsidiary	100%	Sales and marketing
UCLOUDLINK SDN.BHD	Malaysia	24 August 2017	Subsidiary	100%	Sales and marketing
uCloudlink Japan Co., Ltd.	Japan	7 March 2018	Subsidiary	100%	Sales and marketing
Shenzhen uCloudlink Network Technology Co., Ltd. (“Shenzhen uCloudlink”)	PRC	14 August 2014	Subsidiary	100%	Information technology services and sales of terminals and data related products
Beijing uCloudlink New Technology Co., Ltd. (“Beijing Technology”)	PRC	15 November 2014	Subsidiary	100%	Information technology services and sales of terminals and data related products
PT UCLOUDLINK TECHNOLOGIES PMA	Indonesia	27 September 2018	Subsidiary	100%	Sales and marketing
UCLOUDLINK UK LIMITED	UK	24 February 2021	Subsidiary	100%	Sales and marketing
Shenzhen Yulian Cloud Technology Co., Ltd.	PRC	22 February 2022	Subsidiary	100%	Sales and marketing